DESCRIPTION OF BUSINESS AND ORGANIZATION - Merger and recapitalization (Details) - Lotus Technology Inc $ / shares in Units, $ in Thousands	Feb. 22, 2024 USD ($) $ / shares shares	Feb. 21, 2024 shares
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	35,849,458
Lotus E V
Class of Stock [Line Items]
Number of shares issued	474,621,603
Recapitalization factor	0.2215
Initial conversion ratio	1
Number of shares recapitalized into ordinary shares	68,228,526
Number of ordinary shares to PIPE investors	94,277,279
Consideration for shares issued to PIPE investors | $	$ 858,495
Lotus E V | Lotus Technology International Investment Limited
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	12,750,000
Lotus E V | Etika
Class of Stock [Line Items]
Number of ordinary shares to PIPE investors	12,250,000
Lotus E V | Meritz Securities Co., Ltd
Class of Stock [Line Items]
Number of shares issued	50,000,000
Value of shares issued | $	$ 500,000
Lotus E V | LCAA
Class of Stock [Line Items]
Number of shares issued	8,427,821
Percentage of shares held by Sponsor remain unvested		20
Number of unvested shares		1,417,544
Exercise price of warrants | $ / shares	$ 11.5
Lotus E V | Public shareholders
Class of Stock [Line Items]
Number of shares issued	1,265,103
Number of warrants issued	9,550,246
Lotus E V | LCA Acquisition Sponsor LP
Class of Stock [Line Items]
Number of shares issued	7,087,718
Number of warrants issued	5,486,784
Lotus E V | Directors and officers
Class of Stock [Line Items]
Number of shares issued	75,000
Lotus E V | WFOE Exchangeable Notes
Class of Stock [Line Items]
Number of shares agreed to be issued following the settlement of debt	36,597,038
Lotus E V | Momenta Note
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes	577,456
Lotus E V | Pre-IPO Note
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes	2,433,912
Lotus E V | Momenta Note and Pre-IPO Note
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes	3,011,368